Taxation - Deferred Tax Asset and Liability Balances (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	[1]	$ 5,690	$ 6,072
Deferred Tax Assets and Liabilities Expected to be Recovered		(1,366)	0
Within one year
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		2,092	6,033
Deferred Tax Assets and Liabilities Expected to be Recovered		(167)	0
After one year
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		3,598	39
Deferred Tax Assets and Liabilities Expected to be Recovered		$ (1,199)	$ 0

[1]	As at December 31, 2017 and 2018, the deferred tax assets and liabilities balances are expected to be recoverable as follows